COMMITMENTS AND CONTINGENCIES - Disease Distribution of Unresolved Claims (Details) - Bendix - claim	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Mesothelioma and other cancer claims	3,244	3,283
Nonmalignant claims	2,273	2,325
Total claims	5,517	5,608	6,401